Convertible Note (Details) - Schedule of amortization of issuance cost, debt discount and interest cost	Dec. 31, 2021 USD ($)
Debt Conversion [Line Items]
Convertible Note	$ 32,056
Issuance costs and debt discount [Member]
Debt Conversion [Line Items]
Convertible Note	20,322
Convertible note interest [Member]
Debt Conversion [Line Items]
Convertible Note	$ 11,734